Costs Incurred in Oil and Natural Gas Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Dec. 31, 2013
Acquisition costs
Proved	$ 200,309
Unproved	247,725
Total	$ 448,034